Nov. 30, 2023
US Vegan Climate ETF
US Vegan Climate ETF
Investment Objective
The US Vegan Climate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2018 by Beyond Advisors IC (the “Index Provider”), the index provider and parent to the Fund’s investment adviser, Beyond Investing LLC (the “Adviser”), and is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
Beyond Investing US Vegan Climate Index
The Index’s construction begins with the constituents of the Solactive US Large Cap Index, consisting of approximately 500 of the largest U.S.-listed companies (the “Large Cap Equity Universe”). From the Large Cap Equity Universe, companies are excluded from the Index if they derive more than a de minimis proportion (i.e., more than 2%, generally) of their total revenue from products and services directly related to one or more of the following areas of concern (the “Prohibited Activities”):

Animals	• Animal testing • Animal-derived products, animal farming, and other exploitation activities • Animals in sport and entertainment • Research, development, and use of genetically engineered animals
Planet
• Extraction or refining, or services principally related to the extraction or refining, of fossil fuels
• Burning of fossil fuels for energy production
• Other activities having a significant negative environmental impact (e.g., high carbon intensity activities, high climate change impact, habitat destruction), unless the applicable company undertakes positive initiatives that effectively counteract those impacts (e.g., having publicly announced and undertaken policies upon which the company provides regular reporting that enables the public to measure the degree to which the environmental impact has been reduced)

People
• Production of tobacco products
• Armaments and products specifically designed for military and defense uses
• Contributions to the abuse of human rights or lack of robust, detailed, and independently published policies covering human rights and child/forced labor

If a company’s primary business line implicates one or more Prohibited Activities, such company will automatically be excluded from the Index. If a company is engaged in multiple business lines, the identification of Prohibited Activities will be based on the company’s published materials, regulatory filings, websites, and product catalogues. If such additional sources do not objectively determine whether a company is engaged in Prohibited Activities, the company will be asked directly about its engagement in Prohibited Activities. Additionally, financial firms, accounting firms, and business service providers that provide services to companies excluded from the Index due to participation in Prohibited Activities are excluded from the Index if a disproportionately high portion of such service provider’s total revenue or business activities (as compared to the portion of revenue or business activities of other service providers) is from such excluded companies or if such service provider’s services are specifically targeted at companies involved in Prohibited Activities.
The remaining companies in the Large Cap Equity Universe (the “Large Cap Constituents”) are initially market capitalization weighted. All Large Cap Constituents with an initial market capitalization weight greater than 1.5% will have their weight adjusted to ensure that no company’s weight exceeds 5% at the time of each semi-annual reconstitution of the Index and to reallocate excess weight to such companies with weights above 1.5% but below the 5% threshold.
If after weighting the Large Cap Constituents as described above, the weight of any industry group in the Index would be more than 2% below the weight of the corresponding industry group of the Solactive US Large Cap Index, the Index will add the next largest securities from that industry group in the Solactive US Large & Mid Cap Index that are not engaged in Prohibited Activities (based on the same rules applicable to the Large Cap Constituents), one by one, and weight them based on their market capitalization until the weight of the applicable industry group in the Index is within 0.5% of the weight of the corresponding industry group of the Solactive US Large Cap Index.
As of October 31, 2023, there were 246 companies in the Index and a significant portion of the Index was comprised of companies in the communications services, financial, and information technology sectors.
The Index is reconstituted based on the above-described methodology on the first Wednesday of each June and December, based on data as of ten business days prior to each reconstitution.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index and that do not derive more than a de minimis proportion of their total revenue from Prohibited Activities. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities that are traded principally in the United States. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.veganetf.com.
Calendar Year Total Return

For the year-to-date period ended September 30, 2023, the Fund’s total return was 21.48%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 23.94% for the quarter ended June 30, 2020, and the lowest quarterly return was -19.46% for the quarter ended June 30, 2022.
Average Annual Total Returns for the Period Ended December 31, 2022

US Vegan Climate ETF	1 Year	Since Inception (9/9/2019)
Return Before Taxes	-26.78%	7.97%
Return After Taxes on Distributions	-26.91%	7.79%
Return After Taxes on Distributions and Sale of Shares	-15.75%	6.20%
Beyond Investing US Vegan Climate GTR Index	-26.41%	8.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	9.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.